Accounts Receivable - Net (Tables)	12 Months Ended
Dec. 31, 2020
Loans And Leases Receivable Disclosure [Abstract]
Schedule of Accounts Receivable

	December 31,
	2020	2019
Trade receivables	$257,311	$116,278
Allowance for doubtful accounts	(6,680)	(4,181)
	250,631	112,097
Other receivables	2,856	1,639
Total accounts receivable	$253,487	$113,736

Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2020	2019
Aging within one year, net of allowance for doubtful accounts	$240,266	$108,635
Aging greater than one year, net of allowance for doubtful accounts	10,365	3,462
Total trade receivables	$250,631	$112,097